Commitments and Contingencies (Narrative) (Details) kr in Millions, $ in Millions	Mar. 31, 2024 SEK (kr)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Disclosure of commitments and contingencies [Abstract]
Purchase commitment on mining equipment		$ 5.8	$ 8.9
Other property, plant and equipment	kr 411.9	$ 40.9